Share Capital (Details) - GBP (£) £ / shares in Units, £ in Millions	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Ordinary shares, price per share (in GBP per share)	£ 1		£ 1	£ 1
Number of shares issued and fully paid (in shares)	7,060,000,000	7,060,000,000	7,060,000,000
Issued capital	£ 7,060	£ 7,060	£ 7,060